Senior Convertible Notes Payable and Warrants (Details Narrative)	9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Sep. 24, 2021 $ / shares	Sep. 24, 2021	Jun. 28, 2021 $ / shares	Jun. 28, 2021	Mar. 17, 2021 $ / shares	Mar. 17, 2021
Debt Instrument [Line Items]
Proceeds from Issuance of Warrants	$ 824,000
Proceeds from Issuance of Debt	$ 700,000
Debt Instrument, Redemption Price, Percentage	15.00%
Debt Instrument, Unamortized Discount	$ 124,000
[custom:WarrantsExercisablePricePercentage]	115.00%
Fair Value Adjustment of Warrants	$ 2,300,000
Long-term Debt, Fair Value	$ 576,000
[custom:EquitySecuritiesFvNiMeasurementInputTerm-0]	1 year 6 months
[custom:PercentageOfCommonStockPurchasePrice]	80.00%
Debt, Weighted Average Interest Rate	12.00%
Long-term Debt, Term	12 months
Debt and Equity Securities, Gain (Loss)	$ 10,000,000
Warrant or Right, Reason for Issuance, Description	The shares of common stock underlying the Notes and the Warrants are subject to registration rights, and such shares must be registered within 90 days after the effectiveness of this offering. If the Company fails to register the shares within 90 days, the Company agreed to pay a penalty of a cash payment equal to 0.02857% of the principal amount and interest due and owing under any Note held by the Holder or that number shares of common stock of the Company equal 1% of the shares of common stock underlying any Note and Warrant held by the Holder, in total amount per week paid in, whichever is greater.
Common Stock, Discount on Shares	$ 124,000
Stock Issued	700,000
Amortization of Debt Discount (Premium)	15,000
Amortization	685,000
Interest Payable, Current	1,000
Accrued Liabilities, Current	$ 1,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares	8,337,433	2,287,501	1,278,376	643,751
Senior Notes [Member]
Debt Instrument [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares	171,778
Warrant [Member]
Debt Instrument [Line Items]
Debt Instrument, Description	December 15, 2021. Additionally, each Warrant contains a cashless exercise provision, which is effective if the shares underlying the Warrant are not covered by a registration statement 6 months from the date of issuance of the Warrant.
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants	$ 576,000
Measurement Input, Commodity Market Price [Member]
Debt Instrument [Line Items]
Equity Securities, FV-NI, Measurement Input	1.34				2.00	0.90	2.00	0.90	2.00	0.83
Measurement Input, Price Volatility [Member]
Debt Instrument [Line Items]
Equity Securities, FV-NI, Measurement Input	1.10
Measurement Input, Expected Dividend Rate [Member]
Debt Instrument [Line Items]
Equity Securities, FV-NI, Measurement Input	0					0		0		0
Measurement Input, Risk Free Interest Rate [Member]
Debt Instrument [Line Items]
Equity Securities, FV-NI, Measurement Input	0.0018
IPO [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 6.00
Share Price | $ / shares	$ 6.00
Senior Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Notes Issued	$ 824,000